Subsequent events	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Subsequent events

Note 33 Subsequent events
On November 1, 2024, we issued US$1,000 million of LRCN Series 5, at a price per note of US$1,000, with recourse limited to assets held by a third party trustee in a consolidated trust. The trust assets in respect of LRCN Series 5 consist of US$1,000 million of our Non-Cumulative 5-Year Rate Reset First Preferred Shares Series BX (Series BX) issued concurrently with LRCN Series 5 at a price of US$1,000 per Series BX. LRCN Series 5 bear interest at a fixed rate of
6.35
% per annum until November 24, 2034, and thereafter at a rate per annum, reset every fifth year, equal to the 5-year U.S. Treasury Rate plus
2.257
% until maturity on November 24, 2084.